CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares
Current liabilities	¥ 540,423	¥ 538,040
Non-current liabilities	¥ 112,828	51,965
Ordinary shares authorized (in shares)	850,000,000
VIEs and VIEs Subsidiaries
Current liabilities | ¥	¥ 686,655	625,639
Non-current liabilities | ¥	46,951	17,880
VIEs and VIEs Subsidiaries | Without recourse
Current liabilities | ¥	376,261	381,235
Non-current liabilities | ¥	¥ 46,951	¥ 17,880
Class A Ordinary Shares
Ordinary shares authorized (in shares)	750,000,000	750,000,000
Ordinary shares issued (in shares)	73,688,044	73,065,987
Ordinary shares outstanding (in shares)	63,422,436	68,843,320
Class A Ordinary Shares | Ordinary shares
Ordinary shares authorized (in shares)	750,000,000	750,000,000
Ordinary shares issued (in shares)	73,688,044	73,065,987
Ordinary shares outstanding (in shares)	63,422,436	68,843,320
Class B Ordinary shares
Ordinary shares authorized (in shares)	20,000,000	20,000,000
Ordinary shares issued (in shares)	12,000,000	12,000,000
Ordinary shares outstanding (in shares)	12,000,000	12,000,000
Class B Ordinary shares | Ordinary shares
Ordinary shares authorized (in shares)	20,000,000	20,000,000
Ordinary shares issued (in shares)	12,000,000	12,000,000
Ordinary shares outstanding (in shares)	12,000,000	12,000,000